Average Annual Total Returns{- Fidelity Small Cap Index Fund} - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds PRO-12 - Fidelity Small Cap Index Fund	Fidelity Small Cap Index Fund Return Before Taxes Past 1 year	Fidelity Small Cap Index Fund Return Before Taxes Past 5 years	Fidelity Small Cap Index Fund Return Before Taxes Since Inception		Fidelity Small Cap Index Fund After Taxes on Distributions Past 1 year	Fidelity Small Cap Index Fund After Taxes on Distributions Past 5 years	Fidelity Small Cap Index Fund After Taxes on Distributions Since Inception		Fidelity Small Cap Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Index Fund After Taxes on Distributions and Sales Since Inception		RS002 Past 1 year	RS002 Past 5 years	RS002 Since Inception
Total	19.99%	13.43%	13.58%	[1]	19.66%	12.49%	12.65%	[1]	11.97%	10.46%	10.98%	[1]	19.96%	13.26%	13.43%	[1]

[1]	(a)From September 8, 2011